IFRS 7 - Disclosure - Liquidity Risk - Summary of Credit Related Commitments (Detail) - CAD ($) $ in Millions	Jan. 31, 2022	Oct. 31, 2021
Disclosure of commitments [line items]
Credit related commitments	$ 387,632	$ 381,042
Unutilized credit commitments [member]
Disclosure of commitments [line items]
Credit related commitments	303,505
Securities lending [member]
Disclosure of commitments [line items]
Credit related commitments	54,194
Standby and performance letters of credit [member]
Disclosure of commitments [line items]
Credit related commitments	16,509
Backstop liquidity facilities [member]
Disclosure of commitments [line items]
Credit related commitments	12,064
Documentary and commercial letters of credit [member]
Disclosure of commitments [line items]
Credit related commitments	191
Other commitments to extend credit [Member]
Disclosure of commitments [line items]
Credit related commitments	1,169
Less than 1 month [member]
Disclosure of commitments [line items]
Credit related commitments	52,598	49,440
Less than 1 month [member] | Unutilized credit commitments [member]
Disclosure of commitments [line items]
Credit related commitments	1,322
Less than 1 month [member] | Securities lending [member]
Disclosure of commitments [line items]
Credit related commitments	47,514
Less than 1 month [member] | Standby and performance letters of credit [member]
Disclosure of commitments [line items]
Credit related commitments	2,502
Less than 1 month [member] | Backstop liquidity facilities [member]
Disclosure of commitments [line items]
Credit related commitments	70
Less than 1 month [member] | Documentary and commercial letters of credit [member]
Disclosure of commitments [line items]
Credit related commitments	21
Less than 1 month [member] | Other commitments to extend credit [Member]
Disclosure of commitments [line items]
Credit related commitments	1,169
Later than one months and not later than three months [member]
Disclosure of commitments [line items]
Credit related commitments	16,898	28,564
Later than one months and not later than three months [member] | Unutilized credit commitments [member]
Disclosure of commitments [line items]
Credit related commitments	11,234
Later than one months and not later than three months [member] | Securities lending [member]
Disclosure of commitments [line items]
Credit related commitments	3,922
Later than one months and not later than three months [member] | Standby and performance letters of credit [member]
Disclosure of commitments [line items]
Credit related commitments	1,679
Later than one months and not later than three months [member] | Backstop liquidity facilities [member]
Disclosure of commitments [line items]
Credit related commitments	12
Later than one months and not later than three months [member] | Documentary and commercial letters of credit [member]
Disclosure of commitments [line items]
Credit related commitments	51
3 - 6 months [member]
Disclosure of commitments [line items]
Credit related commitments	12,728	10,516
3 - 6 months [member] | Unutilized credit commitments [member]
Disclosure of commitments [line items]
Credit related commitments	4,547
3 - 6 months [member] | Securities lending [member]
Disclosure of commitments [line items]
Credit related commitments	2,758
3 - 6 months [member] | Standby and performance letters of credit [member]
Disclosure of commitments [line items]
Credit related commitments	3,732
3 - 6 months [member] | Backstop liquidity facilities [member]
Disclosure of commitments [line items]
Credit related commitments	1,636
3 - 6 months [member] | Documentary and commercial letters of credit [member]
Disclosure of commitments [line items]
Credit related commitments	55
6 - 9 months [Member]
Disclosure of commitments [line items]
Credit related commitments	8,006	9,343
6 - 9 months [Member] | Unutilized credit commitments [member]
Disclosure of commitments [line items]
Credit related commitments	4,771
6 - 9 months [Member] | Standby and performance letters of credit [member]
Disclosure of commitments [line items]
Credit related commitments	3,219
6 - 9 months [Member] | Backstop liquidity facilities [member]
Disclosure of commitments [line items]
Credit related commitments	6
6 - 9 months [Member] | Documentary and commercial letters of credit [member]
Disclosure of commitments [line items]
Credit related commitments	10
9 - 12 months [Member]
Disclosure of commitments [line items]
Credit related commitments	19,484	7,902
9 - 12 months [Member] | Unutilized credit commitments [member]
Disclosure of commitments [line items]
Credit related commitments	5,415
9 - 12 months [Member] | Standby and performance letters of credit [member]
Disclosure of commitments [line items]
Credit related commitments	3,843
9 - 12 months [Member] | Backstop liquidity facilities [member]
Disclosure of commitments [line items]
Credit related commitments	10,217
9 - 12 months [Member] | Documentary and commercial letters of credit [member]
Disclosure of commitments [line items]
Credit related commitments	9
1 - 2 years [member]
Disclosure of commitments [line items]
Credit related commitments	20,530	25,284
1 - 2 years [member] | Unutilized credit commitments [member]
Disclosure of commitments [line items]
Credit related commitments	19,834
1 - 2 years [member] | Standby and performance letters of credit [member]
Disclosure of commitments [line items]
Credit related commitments	556
1 - 2 years [member] | Backstop liquidity facilities [member]
Disclosure of commitments [line items]
Credit related commitments	123
1 - 2 years [member] | Documentary and commercial letters of credit [member]
Disclosure of commitments [line items]
Credit related commitments	17
2 - 5 years [member]
Disclosure of commitments [line items]
Credit related commitments	62,409	57,866
2 - 5 years [member] | Unutilized credit commitments [member]
Disclosure of commitments [line items]
Credit related commitments	61,556
2 - 5 years [member] | Standby and performance letters of credit [member]
Disclosure of commitments [line items]
Credit related commitments	825
2 - 5 years [member] | Documentary and commercial letters of credit [member]
Disclosure of commitments [line items]
Credit related commitments	28
Over 5 years [member]
Disclosure of commitments [line items]
Credit related commitments	2,554	3,678
Over 5 years [member] | Unutilized credit commitments [member]
Disclosure of commitments [line items]
Credit related commitments	2,401
Over 5 years [member] | Standby and performance letters of credit [member]
Disclosure of commitments [line items]
Credit related commitments	153
No specific maturity [member]
Disclosure of commitments [line items]
Credit related commitments	192,425	$ 188,449
No specific maturity [member] | Unutilized credit commitments [member]
Disclosure of commitments [line items]
Credit related commitments	$ 192,425